Capital Structure - Additional Information (Detail) $ in Billions	6 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018
Capital Structure [Line Items]
Target Net Debt to Adjusted EBITDA ratio	2.0
Committed Credit Facility [Member]
Capital Structure [Line Items]
Amount drawn under committed credit facility	$ 0
Committed Credit Facility [Member] | Tranche One [Member]
Capital Structure [Line Items]
Long-Term Debt	$ 1,200,000,000
Borrowings, maturity date	November 30, 2020
Committed Credit Facility [Member] | Tranche Two [Member]
Capital Structure [Line Items]
Long-Term Debt	$ 3,300,000,000
Borrowings, maturity date	November 30, 2021
Shelf Prospectus [Member]
Capital Structure [Line Items]
Shelf prospectus amount		$ 4.6
Top of range [Member] | Committed Credit Facility [Member]
Capital Structure [Line Items]
Credit facility requirement maximum debt to capitalization ratio			65.00%